CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Feb. 10, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.01	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000	5,000,000	300,000,000
Common stock, issued shares	57,491,386	47,160,435	0	49,249,674
Common stock, outstanding shares	57,491,386	47,160,435	10,000,000	49,249,674
Preferred stock, par value		$ 0.01	$ 0	$ 0.01
Preferred stock, shares authorized		5,000,000	0	3,500,000
Preferred Stock, Shares Issued		0	0	1,589,775
Preferred Stock, Shares Outstanding		1,439,614	0	1,589,775